Shareholder Report, Average Annual Return (Details)	6 Months Ended	23 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
C000241955 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	8.25%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	19.16%
Solactive US Large Cap Minimum Downside Volatility Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	13.61%